Taxation (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Tax expense		€ 13.5	€ 16.8	€ 20.5	€ 24.2
Applicable tax rate	2500.00%
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss		€ 1.1	€ 1.8	€ 39.1	€ 5.1